Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2019	212,044	$12.79
Granted	198,000	5.74
Forfeited	72,044	32.45
Outstanding, June 30, 2020	338,000	$4.47

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2018	162,044	$16.09
Granted	50,000	2.09
Forfeited	-	-
Outstanding, December 31, 2019	212,044	$12.79

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2017	105,378	$39.27
Granted	90,000	3.00
Forfeited	(33,334)	54.00
Outstanding, December 31, 2018	162,044	$16.09

Schedule of information regarding outstanding and exercisable options
	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$5.74	198,000	$5.74	2.74	198,000	$5.74
3.00	90,000	3.00	1.20	60,000	3.00
2.09	50,000	2.09	1.74	50,000	2.09
	338,000	$9.38	2.18	338,000	$4.61

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$54.00	25,000	$54.00	0.25	25,000	$54.00
21.00	47,044	21.00	1.49	47,044	21.00
3.00	90,000	3.00	4.71	60,000	3.00
2.09	50,000	2.09	2.24	50,000	2.09
	212,044	$12.79	1.39	182,044	$14.40

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$54.00	25,000	$54.00	1.25	25,000	$54.00
21.00	47,044	21.00	1.49	47,044	21.00
3.00	90,000	3.00	4.71	30,000	3.00
	162,044	$16.09	2.73	102,044	$23.79

Schedule of Black-Scholes option pricing model
Common stock price	2.54
Dividend yield	0%
Risk-free interest rate	1.89%
Expected term (years)	3
Expected volatility	328%

Common stock price	2.09
Dividend yield	0%
Risk-free interest rate	2.18%
Expected term (years)	5
Expected volatility	281%

Common stock price	5.05
Dividend yield	0%
Risk-free interest rate	2.87%
Expected term (years)	5
Expected volatility	374.26%

Common stock price	5.05
Dividend yield	0%
Risk-free interest rate	2.87%
Expected term (years)	5
Expected volatility	374.26%